Segment information - Reportable Operating Segments (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2018 CAD ($) segment	Mar. 31, 2017 CAD ($)	Mar. 31, 2016 CAD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment	2
Revenue	$ 591,181	$ 403,777	$ 290,830
Cost of sales	243,569	191,709	145,206
Gross profit	347,612	212,068	145,624
Selling, general and administration expenses	200,110	164,965	100,103
Depreciation and amortization	9,374	6,601	4,567
Operating income	138,128	40,502	40,954
Net interest income and other finance costs	12,888	9,962	7,996
Income before income taxes	125,240	30,540	32,958
Operating segments | Wholesale
Disclosure of operating segments [line items]
Revenue	336,179	288,540	257,807
Cost of sales	178,367	163,459	136,396
Gross profit	157,812	125,081	121,411
Selling, general and administration expenses	37,227	30,718	27,045
Depreciation and amortization	0	0	0
Operating income	120,585	94,363	94,366
Operating segments | Direct-to-Consumer
Disclosure of operating segments [line items]
Revenue	255,002	115,237	33,023
Cost of sales	65,202	28,250	8,810
Gross profit	189,800	86,987	24,213
Selling, general and administration expenses	55,148	27,453	14,132
Depreciation and amortization	0	0	0
Operating income	134,652	59,534	10,081
Unallocated
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of sales	0	0	0
Gross profit	0	0	0
Selling, general and administration expenses	107,735	106,794	58,926
Depreciation and amortization	9,374	6,601	4,567
Operating income	$ (117,109)	$ (113,395)	$ (63,493)